Held for Sale Assets and Liabilities - Summary of Major Classes of Assets and Liabilities Classified as Held for Sale (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of assets and liabilities classified as held for sale [line items]
Property, plant and equipment	¥ 166,856	¥ 153,180	¥ 133,242
Other non-currentassets	2,927	2,969
Trade and notes receivables	2,124	2,660
Cash and cash equivalents	4,605	¥ 1,695
Assets classified as held for sale	14
Liabilities directly associated with the assets classified as held for sale	(8)
Hose Limited [member] | Assets and liabilities classified as held for sale [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Property, plant and equipment	2
Other non-currentassets	1
Trade and notes receivables	2
Cash and cash equivalents	11
Inventory	1
Subtotal of assets	17
Provision for impairment of assets classified as held for sale	(3)
Assets classified as held for sale	14
Trade and bills payables	(2)
Other payables and accruals	(6)
Liabilities directly associated with the assets classified as held for sale	(8)
Net assets directly associated with the disposal group	¥ 6